Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by Nature
Schedule of selling, general and administrative expenses
	12/31/2021	12/31/2020	12/31/2019
Personnel expenses and social charges	(187,329)	(160,309)	(222,367)
Technical support	(99,229)	(63,517)	(45,301)
Depreciation and amortization	(78,800)	(66,695)	(59,542)
Advertising	(33,049)	(23,640)	(50,745)
Provisions net of reversal	(16,096)	(15,754)	(14,927)
Technology and systems	(5,378)	(2,844)	(10,284)
Facilities and materials	(3,565)	(3,304)	(8,267)
Communications	(1,159)	(1,273)	(4,424)
Surveillance and cash transport services	(497)	(410)	(336)
Taxes except income tax	(271)	(335)	(257)
Other administrative expenses	(18,908)	(10,459)	(24,218)
Total	(444,281)	(348,540)	(440,668)